ACQUISITIONS - Spanish CSP Portfolio (Details) - Spanish CSP Portfolio € in Millions, $ in Millions		12 Months Ended
	Feb. 11, 2020 USD ($) facility MW	Dec. 31, 2020 USD ($)	Feb. 11, 2020 EUR (€) facility MW
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%		100.00%
Number of concentrated solar power facilities | facility	2		2
Solar power capacity | MW	100		100
Consideration transferred, acquisition-date fair value	$ 121		€ 111
Acquisition costs (less than)	$ 1
Revenue of combined entity as if combination occurred at beginning of period		$ 99